CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net revenues	€ 3,459,790	€ 3,766,615	€ 3,420,321
Cost of sales	1,686,324	1,805,310	1,622,905
Selling, general and administrative costs	336,126	343,179	327,341
Research and development costs	707,385	699,211	643,038
Other expenses, net	18,475	4,991	3,195
Result from investments	4,647	3,522	2,665
EBIT	716,127	917,446	826,507
Net financial expenses	49,092	42,082	23,563
Profit before taxes	667,035	875,364	802,944
Income tax expense	58,155	176,656	16,317
Net profit	608,880	698,708	786,627
Net profit attributable to:
Owners of the parent	607,817	695,818	784,678
Non-controlling interests	€ 1,063	€ 2,890	€ 1,949
Basic earnings per common share (in € per share)	€ 3.29	€ 3.73	€ 4.16
Diluted earnings per common share (in € per share)	€ 3.28	€ 3.71	€ 4.14